Lease liability - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Deferred gain on finance lease liability	$ 1,318	$ 1,734
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	2.45%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	6.85%